CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 20,337,847	$ 12,121,824
Account receivables, net	1,453,230	954,603
Advance to suppliers	3,521,176	0
Inventories, net	167,493	193,738
Prepaid expenses and other current assets, net	114,732	122,407
Receivable from disposal of subsidiaries	40,000,000	0
Current assets from discontinued operations	0	5,018,865
TOTAL CURRENT ASSETS	65,594,478	18,411,437
NON-CURRENT ASSETS
Goodwill on acquisitions	6,747,543	9,481,547
Property and equipment, net	5,157	19,785
Intangible assets, net	351,680	423,272
Right-of-use assets	102,509	13,107
Non-current assets from discontinued operations	0	75,639,404
TOTAL NON-CURRENT ASSETS	7,206,889	85,577,115
TOTAL ASSETS	72,801,367	103,988,552
CURRENT LIABILITIES
Account payables	571,432	762,366
Contract liabilities	212,473	251,368
Short-term bank loan	32,191	20,784
Taxes payable	1,438,658	1,346,992
Due to related parties	1,395,225	390,550
Lease liabilities	63,410	10,887
Loans from third parties	1,589,702	975,716
Accrued expenses and other current liabilities	928,816	1,869,946
Current liabilities from discontinued operations	0	14,359,841
TOTAL CURRENT LIABILITIES	6,231,907	19,988,450
NON-CURRENT LIABILITIES
Lease liabilities	32,525	0
Non-current liabilities from discontinued operations	0	21,515,801
TOTAL LIABILITIES	6,264,432	41,504,251
SHAREHOLDERS' EQUITY
Ordinary shares, $0.015 par value, 7.5 million shares authorized, 3,351,336 and 2,151,336 shares issued and outstanding at December 31, 2023 and 2022, respectively*	5,028	3,228
Additional paid-in capital*	72,142,580	63,219,380
Statutory reserve	1,006,384	1,006,384
Accumulated deficits	(6,786,949)	(1,828,205)
Accumulated other comprehensive income	169,892	83,514
Total shareholders' equity	66,536,935	62,484,301
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 72,801,367	$ 103,988,552